Derivatives and Hedging	12 Months Ended
Dec. 31, 2011
Derivatives and Hedging [Abstract]
Derivatives and Hedging
7.    Derivatives and Hedging

The Partnerships' objective is to profit from speculative trading in Futures Interests. Therefore, the trading advisors for each Partnership will take speculative positions in Futures Interests where they feel the best profit opportunities exist for their trading strategy. As such, the average number of contracts outstanding in absolute quantity (the total of the open long and open short positions) has been presented as a part of the volume disclosure, as position direction is not an indicative factor in such volume disclosures. With regard to foreign currency forward trades, each notional quantity amount has been converted to an equivalent contract based upon an industry convention.

The following tables summarize the valuation of each Partnership's investments as of December 31, 2011 and 2010.

Spectrum Currency

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2011 and 2010:

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Foreign currency	34,016	(124,363)	4,823	(38,337)	(123,861)	4,996
Total	34,016	(124,363)	4,823	(38,337)	(123,861)
Unrealized currency gain					35,474
Total net unrealized loss on open contracts					(88,387)

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	1,534	1
Options written	–	1

December 31, 2010

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Foreign currency	1,132,624	(43,007)	169,153	(248,617)	1,010,153	6,867
Total	1,132,624	(43,007)	169,153	(248,617)	1,010,153
Unrealized currency gain					108,283
Total net unrealized gain on open contracts					1,118,436

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	4,459	3
Options written	–	2

Spectrum Global Balanced

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2011 and 2010:

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	26,687	(42,619)	281,332	(69,359)	196,041	233
Equity	10,832	(5,231)	3,176	(1,161)	7,616	39
Foreign currency	22,399	(18,270)	54,621	(21,149)	37,601	1,920
Interest rate	72,718	(4,626)	21,080	(4,515)	84,657	277
Total	132,636	(70,746)	360,209	(96,184)	325,915
Unrealized currency gain					894,862
Total net unrealized gain on open contracts					1,220,777

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value

Options purchased	814	1
Options written	–	1

December 31, 2010

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	572,508	(74,894)	1,700	(282,491)	216,823	364
Equity	19,806	(16,315)	14,244	(9,282)	8,453	54
Foreign currency	202,991	(31,548)	222,394	(39,617)	354,220	1,998
Interest rate	61,518	(13,756)	1,842	(29,249)	20,355	417
Total	856,823	(136,513)	240,180	(360,639)	599,851
Unrealized currency gain					957,706
Total net unrealized gain on open contracts					1,557,557

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	2,701	2
Options written	–	1

Spectrum Select

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2011 and 2010:

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	418,029	(822,942)	4,381,649	(2,417,431)	1,559,305	4,077
Equity	307,762	(7,656)	94,660	(143,961)	250,805	1,386
Foreign currency	739,841	(106,865)	2,115,906	(300,292)	2,448,590	7,744
Interest rate	3,538,706	(109,261)	139,283	(121,941)	3,446,787	7,073
Total	5,004,338	(1,046,724)	6,731,498	(2,983,625)	7,705,487
Unrealized currency loss					(1,303,588)
Total net unrealized gain on open contracts					6,401,899

December 31, 2010

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	13,583,270	(1,631,233)	-	(1,310,915)	10,641,122	5,409
Equity	762,962	(500,929)	239,908	(5,232)	496,709	2,069
Foreign currency	6,060,140	(193,557)	3,957,095	(524,581)	9,299,097	7,961
Interest rate	662,741	(58,143)	330,713	(833,248)	102,063	7,714
Total	21,069,113	(2,383,862)	4,527,716	(2,673,976)	20,538,991
Unrealized currency loss					(735,824)
Total net unrealized gain on open contracts					19,803,167

Spectrum Strategic

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2011 and 2010:

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Loss	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	-	-	-	-	-	752
Equity	-	-	-	-	-	328
Foreign currency	-	-	-	-	-	6,514
Interest rate	-	-	-	-	-	2,260
Total	-	-	-	-	-
Unrealized currency loss					-
Total net unrealized loss on open contracts					-

December 31, 2010

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	5,438,627	(578,645)	-	(22,080)	4,837,902	1,039
Equity	514,170	(173,758)	-	-	340,412	520
Foreign currency	2,511,732	(63,941)	444,352	(597,164)	2,294,979	7,956
Interest rate	249,809	(32,197)	195,622	(206,126)	207,108	3,216
Total	8,714,338	(848,541)	639,974	(825,370)	7,680,401
Unrealized currency loss					(702,638)
Total net unrealized gain on open contracts					6,977,763

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	15
Options written	–	15

Spectrum Technical

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2011 and 2010:

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	461,717	(267,888)	2,598,439	(1,871,409)	920,859	2,650
Equity	123,510	(5,714)	458,154	(107,670)	468,280	1,700
Foreign currency	456,046	(117,644)	1,480,181	(262,174)	1,556,409	10,673
Interest rate	3,295,555	(360,727)	5,324	(13,300)	2,926,852	7,484
Total	4,336,828	(751,973)	4,542,098	(2,254,553)	5,872,400
Unrealized currency gain					2,893,771
Total net unrealized gain on open contracts					8,766,171

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	1,507	7
Options written	(3,460)	7

December 31, 2010

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	13,124,335	(830,888)	-	(930,820)	11,362,627	4,140
Equity	1,514,410	(545,083)	18,807	(1,925)	986,209	2,558
Foreign currency	5,887,120	(382,618)	1,445,278	(938,552)	6,011,228	9,351
Interest rate	420,990	(234,424)	24	(757,821)	(571,231)	8,977
Total	20,946,855	(1,993,013)	1,464,109	(2,629,118)	17,788,833
Unrealized currency gain					2,806,389
Total net unrealized gain on open contracts					20,595,222

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	314,450	12
Options written	(147,085)	12

The following tables summarize the net trading results of each Partnership for the years ended December 31, 2011, 2010 and 2009, respectively.

Spectrum Currency

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2011, 2010 and 2009 in Total Trading Results:

December 31, 2011
Type of Instrument	$
Foreign currency	(1,647,809)
Unrealized currency loss	(46,233)
Total	(1,694,042)

December 31, 2010
Type of Instrument	$
Foreign currency	808,671
Unrealized currency gain	29,966
Total	838,637

December 31, 2009
Type of Instrument	$
Foreign currency	$(2,979,122)
Unrealized currency loss	(52,641)
Total	(3,031,763)

Line Items on the Statements of Income and Expenses for the years ended December 31, 2011, 2010 and 2009:

December 31, 2011
Trading Results	$
Net realized	(483,261)
Net change in unrealized	(1,210,781)
Total Trading Results	(1,694,042)

December 31, 2010
Trading Results	$
Net realized	(745,965)
Net change in unrealized	1,584,602
Total Trading Results	838,637

December 31, 2009
Trading Results	$
Net realized	(2,992,672)
Net change in unrealized	(39,091)
Total Trading Results	(3,031,763)

Spectrum Global Balanced

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2011, 2010 and 2009 included in Total Trading Results:

December 31, 2011
Type of Instrument	$
Commodity	(864,562)
Equity	(965,779)
Foreign currency	(735,607)
Interest rate	1,137,203
Unrealized currency loss	(61,781)
Total	(1,490,526)

December 31, 2010
Type of Instrument	$
Commodity	176,977
Equity	(119,010)
Foreign currency	1,416,646
Interest rate	2,032,378
Unrealized currency loss	(34,349)
Proceeds from Litigation	29,602
Total	3,502,244

December 31, 2009
Type of Instrument	$
Commodity	(1,244,194)
Equity	303,714
Foreign currency	(756,331)
Interest rate	(608,998)
Unrealized currency gain	314,542
Total	(1,991,267)

Line Items on the Statements of Income and Expenses for the years ended December 31, 2011, 2010 and 2009:

December 31, 2011
Trading Results	$
Net realized	(1,151,478)
Net change in unrealized	(339,048)
Total Trading Results	(1,490,526)
December 31, 2010
Trading Results	$
Net realized	3,283,491
Net change in unrealized	189,151
Proceeds from Litigation	29,602
Total Trading Results	3,502,244

December 31, 2009
Trading Results	$
Net realized	(451,631)
Net change in unrealized	(1,539,636)
Total Trading Results	(1,991,267)

Spectrum Select

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2011, 2010 and 2009 included in Total Trading Results:

December 31, 2011
Type of Instrument	$
Commodity	(17,215,862)
Equity	(27,174,382)
Foreign currency	(11,400,426)
Interest rate	19,104,345
Unrealized currency loss	(567,763)
Total	(37,254,088)

December 31, 2010
Type of Instrument	$
Commodity	10,078,791
Equity	(14,372,116)
Foreign currency	13,050,193
Interest rate	24,513,376
Unrealized currency gain	31,129
Proceeds from Litigation	337,120
Total	33,638,493

December 31, 2009
Type of Instrument	$
Commodity	10,512,655
Equity	23,140,270
Foreign currency	(11,446,352)
Interest rate	(20,962,448)
Unrealized currency gain	768,289
Total	2,012,414

Line Items on the Statements of Income and Expenses for the years ended December 31, 2011, 2010 and 2009:

December 31, 2011
Trading Results	$
Net realized	(23,852,820)
Net change in unrealized	(13,401,268)
Total Trading Results	(37,254,088)

December 31, 2010
Trading Results	$
Net realized	25,513,507
Net change in unrealized	7,787,866
Proceeds from Litigation	337,120
Total Trading Results	33,638,493

December 31, 2009
Trading Results	$
Net realized	16,042,877
Net change in unrealized	(14,030,463)
Total Trading Results	2,012,414

Spectrum Strategic

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2011, 2010 and 2009 included in Total Trading Results:

December 31, 2011 Type of Instrument	$
Commodity	(18,052,648)
Equity	(2,778,840)
Foreign currency	(14,779,073)
Interest rate	7,707,782
Unrealized currency loss	(86,013)
Total	(27,988,792)

December 31, 2010 Type of Instrument	$
Commodity	27,847,302
Equity	1,553,897
Foreign currency	1,814,321
Interest rate	5,580,325
Unrealized currency gain	47,508
Proceeds from Litigation	220,755
Total	37,064,108

December 31, 2009 Type of Instrument	$
Commodity	25,868,905
Equity	(3,666,716)
Foreign currency	(9,779,702)
Interest rate	7,433,549
Unrealized currency gain	42,279
Total	19,898,315

Line Items on the Statements of Income and Expenses for the years ended December 31, 2011, 2010 and 2009:

December 31, 2011 Trading Results	$
Net realized	2,750,625
Net change in unrealized	(8,555,065)
Realized loss on investment in BHM I, LLC	(958,118)
Unrealized depreciation on investment in BHM I, LLC	(21,346,446)
Unrealized appreciation on investment in PGR Master Fund	240,600
Unrealized depreciation on investment in Aventis MB Master Fund	(120,388)
Total Trading Results	(27,988,792)

December 31, 2010 Trading Results	$
Net realized	11,512,792
Net change in unrealized	7,129,344
Realized gain on investment in BHM I, LLC	1,679,125
Unrealized appreciation on investment in BHM I, LLC	16,522,092
Proceeds from Litigation	220,755
Total Trading Results	37,064,108

December 31, 2009 Trading Results	$
Net realized	(15,530,111)
Net change in unrealized	(1,945,071)
Realized gain on investment in BHM I, LLC	1,148,140
Unrealized appreciation on investment in BHM I, LLC	36,225,357
Total Trading Results	19,898,315

Spectrum Technical

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2011, 2010 and 2009 included in Total Trading Results:

December 31, 2011 Type of Instrument	$
Commodity	(13,197,401)
Equity	(16,512,047)
Foreign currency	(3,771,234)
Interest rate	33,707,895
Unrealized currency gain	87,382
Proceeds from Litigation	10,951
Total	325,546

December 31, 2010 Type of Instrument	$
Commodity	5,109,902
Equity	(8,075,989)
Foreign currency	8,722,783
Interest rate	34,568,150
Unrealized currency loss	(596,713)
Proceeds from Litigation	164,828
Total	39,892,961

December 31, 2009 Type of Instrument	$
Commodity	4,000,782
Equity	9,428,097
Foreign currency	(7,009,480)
Interest rate	(17,252,226)
Unrealized currency loss	(949,098)
Total	(11,781,925)

Line Items on the Statements of Income and Expenses for the years ended December 31, 2011, 2010 and 2009:

December 31, 2011 Trading Results	$
Net realized	11,402,800
Net change in unrealized	(11,820,187)
Realized gain on Investment in Blackwater Master Fund	167,699
Unrealized appreciation on Investment in Blackwater Master Fund	564,283
Proceeds from Litigation	10,951
Total Trading Results	325,546

December 31, 2010 Trading Results	$
Net realized	29,840,644
Net change in unrealized	9,887,489
Proceeds from Litigation	164,828
Total Trading Results	39,892,961

December 31, 2009 Trading Results	$
Net realized	(5,718,953)
Net change in unrealized	(6,062,972)
Total Trading Results	(11,781,925)